Going Concern Uncertainty (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Going Concern Uncertainty
Net loss	$ 659	$ 138,024,675	$ 37,269	$ 138,061,944
Net cash used in operating activities	0
Accumulated deficit	659	138,062,603		138,062,603		$ 659
Cash	0	0		$ 0		$ 0
HZO, Inc. and Subsidiaries
Going Concern Uncertainty
Substantial Doubt about Going Concern, within One Year [true false]				true		true
Net loss				$ 53,180,792	$ 9,936,452	$ 15,628,206	$ 22,091,427
Net cash used in operating activities				3,625,130	$ 6,390,954	10,103,423	11,638,341
Accumulated deficit	307,930,194	361,110,986		361,110,986		307,930,194	292,301,988
Cash	$ 4,572,687	$ 2,435,870		$ 2,435,870		$ 4,572,687	$ 478,626